Operating expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Operating expense	$ 465,273,750	$ 445,744,024	$ 499,600,026
Forest production expenses	11,174,227	15,023,755	7,074,857
Administrative and selling expense	101,430,467	101,085,244	90,963,332
Compensation To Employees [Member]
IfrsStatementLineItems [Line Items]
Operating expense	110,787,097	112,986,452	119,456,508
Forest production expenses	24,035	16,796	478,993
Administrative and selling expense	40,181,074	43,524,902	39,641,889
Other Long Term Employee Benefit [Member]
IfrsStatementLineItems [Line Items]
Operating expense	4,273,249	12,330,620	8,290,728
Forest production expenses
Administrative and selling expense	681,444	1,223,935	952,841
Depreciation Of Property Plant And Equipments [Member]
IfrsStatementLineItems [Line Items]
Operating expense	156,967,699	143,241,256	182,206,457
Forest production expenses			49,840
Administrative and selling expense	3,740,572	2,901,206	1,289,254
Amortization Of Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Operating expense	2,276,917	3,540,349	17,604,337
Forest production expenses
Administrative and selling expense
Purchase Of Energy And Powers [Member]
IfrsStatementLineItems [Line Items]
Operating expense	6,093,898	4,831,597	4,200,169
Forest production expenses
Administrative and selling expense			129
Fees And Compensation For Service [Member]
IfrsStatementLineItems [Line Items]
Operating expense	41,173,423	28,757,284	26,565,299
Forest production expenses	399,758	1,038,747	937,089
Administrative and selling expense	35,600,759	34,492,694	28,589,262
Maintenance Expense [Member]
IfrsStatementLineItems [Line Items]
Operating expense	75,311,773	64,762,685	61,893,779
Forest production expenses
Administrative and selling expense	457,017	317,831	413,506
Consumption Of Materials And Spare Part [Member]
IfrsStatementLineItems [Line Items]
Operating expense	40,328,630	34,010,499	37,736,612
Forest production expenses		728,345
Administrative and selling expense
Insurances [Member]
IfrsStatementLineItems [Line Items]
Operating expense	18,772,580	27,899,245	26,447,542
Forest production expenses			6,967
Administrative and selling expense	141,998	131,322	150,283
Levies And Royaltie [Member]
IfrsStatementLineItems [Line Items]
Operating expense	6,114,132	9,119,280	11,562,887
Forest production expenses
Administrative and selling expense
Taxes And Assessment [Member]
IfrsStatementLineItems [Line Items]
Operating expense	2,016,297	1,918,055	1,239,068
Forest production expenses			4,357
Administrative and selling expense	4,743,290	5,605,700	4,910,400
Tax On Bank Account Transaction [Member]
IfrsStatementLineItems [Line Items]
Operating expense	195,832	137,738	130,752
Forest production expenses
Administrative and selling expense	11,898,626	8,464,550	13,304,018
Forest Production Services [Member]
IfrsStatementLineItems [Line Items]
Operating expense
Forest production expenses	10,750,434	13,239,867	5,497,457
Administrative and selling expense	1,436,376	1,985,060	6,651
Other [Member]
IfrsStatementLineItems [Line Items]
Operating expense	962,223	2,208,964	2,265,888
Forest production expenses			100,154
Administrative and selling expense	$ 2,549,311	$ 2,438,044	$ 1,705,099